Apr. 30, 2025
Guinness Atkinson Global Innovators Fund
Global Innovators Fund
Investment Objective
The Global Innovators Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Guinness Atkinson Global Innovators Fund - USD ($)		Guinness Atkinson Global Innovators Fund - Investor Class	Guinness Atkinson Global Innovators Fund - Institutional Class
Shareholder Fees (fees paid directly from your investment)	[1]	none	none
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Guinness Atkinson Global Innovators Fund		Guinness Atkinson Global Innovators Fund - Investor Class	Guinness Atkinson Global Innovators Fund - Institutional Class
Management Fees:		0.75%	0.75%
Distribution (12b-1) Fees:		none	none
Other Expenses:		0.50%	0.35%
Shareholder Servicing Plan Fees		0.18%	none
All Other Expenses		0.32%	0.35%
Total Annual Fund Operating Expenses:		1.25%	1.10%
Fee Waiver/Expense Reimbursement:	[1]	(0.01%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	[1]	1.24%	0.99%
[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses for Investor Class shares and for Institutional Class shares to 1.24% and 0.99% respectively through June 30, 2028. For each share class to the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Guinness Atkinson Global Innovators Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	126	393	683	1,509
Guinness Atkinson Global Innovators Fund - Institutional Class	101	315	573	1,309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.34% of the average value of its portfolio.

Principal Investment Strategies

The Global Innovators Fund invests in publicly-traded equity securities of companies that the Adviser believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI).

The Fund will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Adviser believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund’s Investor Class shares has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2025, was (3.52)%.

During the period shown in the bar chart, the best performance for a quarter was 27.36% (for the quarter ended June 30, 2020). The worst performance was (19.73)% (for the quarter ended June 30, 2022).

Average Annual Total Returns as of 12/31/24
Average Annual Returns - Guinness Atkinson Global Innovators Fund	Label	1 Year		5 Years		10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	Investor Class Return Before Taxes	19.54%		14.15%		12.20%
Guinness Atkinson Global Innovators Fund - Investor Class | Investor Class Return After Taxes on Distributions	Investor Class Return After Taxes on Distributions	16.47%	[1]	11.78%	[1]	10.51%	[1]
Guinness Atkinson Global Innovators Fund - Investor Class | Investor Class Return After Taxes on Distributions and Sale of Fund Shares	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	13.91%	[1]	11.04%	[1]	9.76%	[1]
Guinness Atkinson Global Innovators Fund - Institutional Class	Institutional Class Return Before Taxes	19.83%	[2]	14.43%	[2]	12.45%	[2]
MSCI World Index (Net Return)	MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	18.67%	[3]	11.15%	[3]	9.94%	[3]
Nasdaq Composite Index	Nasdaq Composite Index (Reflects No Deductions for Fees and Expenses)	29.57%	[3]	17.47%	[3]	16.19%	[3]
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.
[2]	The Fund’s Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Investor Class.
[3]	The Fund will no longer compare its performance to the NASDAQ Composite Index. The MSCI World Index (Net Return) remains as the Fund’s primary index.